BASIS OF PREPARATION (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of impact on equity

Account	As reported	Adjustment	Re-stated
	$	$	$
Accumulated deficit	11,702,799	(66,566)	11,636,233
Additional paid-in capital	16,652,602	(420,247)	16,232,355
Options and warrants reserve	–	336,940	336,940

The following table summarizes the impact on the Company’s equity accounts on December 31, 2023:

Account	As reported	Adjustment	Re-stated
	$	$	$
Accumulated deficit	11,090,050	(95,132)	10,994,918
Additional paid-in capital	17,391,148	(455,211)	16,935,937
Options and warrants reserve	–	358,146	358,146

The following table summarizes the impact on the Company’s equity accounts on December 31, 2024:

Account	As reported	Adjustment	Re-stated
	$	$	$
Accumulated deficit	11,726,568	(94,708)	11,631,860
Additional paid-in capital	17,861,545	(455,765)	17,405,780
Options and warrants reserve	–	358,458	358,458